FLEXSHARES® TRUST

FlexShares® Ultra-Short Income Fund

SUPPLEMENT DATED MARCH 16, 2023 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2023, AS SUPPLEMENTED

Effective March 16, 2023, Patrick Quinn is no longer a portfolio manager of the FlexShares® Ultra-Short Income Fund (the “Fund”). Bilal Memon and Morten Olsen will remain as portfolio managers of the Fund. All references to Patrick Quinn in the Fund’s Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.